Document and Entity Information	Aug. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2025
Entity File Number	1-7416
Entity Registrant Name	Vishay Intertechnology, Inc.
Entity Central Index Key	0000103730
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-1686453
Entity Address, Address Line One	63 Lancaster Avenue
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	644-1300
Title of 12(b) Security	Common stock, par value $0.10 per share
Trading Symbol	VSH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false